Note 19 - Tax assets and liabilities - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Tax Effect Of Foreign Tax Rates Line Items
OPERATING PROFIT BEFORE TAX	€ 6,931		€ 6,392	€ 4,603
Tax expense or income related to profit or loss from continuing operation (Income Statement)	(2,169)		(1,699)	(1,274)
Amount [Member]
Tax Effect Of Foreign Tax Rates Line Items
OPERATING PROFIT BEFORE TAX	6,931		6,392	4,603
Profit Loss Before Tax From Continuing Operations	6,931		6,392	4,603
Profit loss before tax from discontinuing operations	0		0	0
Tax Expense Income At Applicable Tax Rate	2,079		1,918	1,381
Tax Effect Of Foreign Tax Rates	(307)	[1]	(298)	(221)
Tax Effect Of Revenues With Lower Taxations	(53)		(69)	(65)
Tax Effect Of Revenues Accounted Through Equity	(2)		(11)	(74)
Other Tax Effects For Reconciliation Between Accounting Profit And Tax Expense Income	452		159	253
Tax expense or income related to profit or loss from continued operations	2,169		1,699	1,274
Tax expense or income related to profit or loss from continuing operation (Income Statement)	2,169		1,699	1,274
Tax expense or income from disrupted operations	0		0	0
Mexico [Member] | Amount [Member]
Tax Effect Of Foreign Tax Rates Line Items
Tax Effect Of Foreign Tax Rates	€ (100)	[1]	€ (105)	€ (149)
Mexico [Member] | Effective Tax Percentage [Member]
Tax Effect Of Foreign Tax Rates Line Items
Tax Rate Effect Of Foreign Tax Rates	27.00%		26.10%	24.60%
Chile [Member] | Amount [Member]
Tax Effect Of Foreign Tax Rates Line Items
Tax Effect Of Foreign Tax Rates	€ (29)	[1]	€ (27)	€ (28)
Chile [Member] | Effective Tax Percentage [Member]
Tax Effect Of Foreign Tax Rates Line Items
Tax Rate Effect Of Foreign Tax Rates	21.00%		17.40%	17.80%
Colombia [Member] | Amount [Member]
Tax Effect Of Foreign Tax Rates Line Items
Tax Effect Of Foreign Tax Rates	€ (3)	[1]	€ 22	€ 2
Colombia [Member] | Effective Tax Percentage [Member]
Tax Effect Of Foreign Tax Rates Line Items
Tax Rate Effect Of Foreign Tax Rates	29.00%		36.00%	30.00%
Peru [Member] | Amount [Member]
Tax Effect Of Foreign Tax Rates Line Items
Tax Effect Of Foreign Tax Rates	€ (16)	[1]	€ (18)	€ (13)
Peru [Member] | Effective Tax Percentage [Member]
Tax Effect Of Foreign Tax Rates Line Items
Tax Rate Effect Of Foreign Tax Rates	27.00%		26.30%	27.60%
Turkey [Member] | Amount [Member]
Tax Effect Of Foreign Tax Rates Line Items
Tax Effect Of Foreign Tax Rates	€ (182)	[1]	€ (176)	€ 0
Turkey [Member] | Effective Tax Percentage [Member]
Tax Effect Of Foreign Tax Rates Line Items
Tax Rate Effect Of Foreign Tax Rates	21.00%		20.50%	0.00%
Other [Member] | Amount [Member]
Tax Effect Of Foreign Tax Rates Line Items
Tax Effect Of Foreign Tax Rates	€ 23	[1]	€ 6	€ (33)

[1]	(*) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Gr oup’s earnings in each jurisdiction.